Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Financial assets
Cash and deposits with banks	$ 56,997
Securities	161,401	$ 149,046
Cash collateral on securities borrowed	12,368	8,547
Securities purchased under resale agreements	67,572	65,595
Loans
Residential mortgages	251,526	221,165
Credit card	11,134	11,389
Business and government	150,213	135,546
Derivative instruments	35,912	32,730
Customers' liability under acceptances	10,958	9,606
Deposits
Bank	20,246	17,011
Secured borrowings	42,592	40,151
Derivative instruments	32,101	30,508
Obligations related to securities sold short	22,790	15,963
Obligations related to securities sold under repurchase agreements	71,880	71,653
Subordinated indebtedness	5,539	5,712
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	56,701	61,570
Securities	35,159	31,800
Cash collateral on securities borrowed	12,368	8,547
Securities purchased under resale agreements	60,482	58,090
Loans
Residential mortgages	251,230	220,739
Personal	41,129	41,390
Credit card	10,509	10,722
Business and government	123,054	110,220
Customers' liability under acceptances	10,958	9,606
Other assets	21,054	15,940
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	296	948
Securities	72,192	62,576
Securities purchased under resale agreements	7,090	7,505
Loans
Residential mortgages	16	63
Business and government	25,651	23,291
Derivative instruments	35,912	32,730
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets
Securities	53	117
Loans
Business and government	332	357
Financial assets at fair value through OCI [member]
Financial assets
Securities	53,997	54,553
Carrying value [member]
Financial assets
Cash and deposits with banks	56,997	62,518
Securities	161,401	149,046
Cash collateral on securities borrowed	12,368	8,547
Securities purchased under resale agreements	67,572	65,595
Loans
Residential mortgages	251,246	220,802
Personal	41,129	41,390
Credit card	10,509	10,722
Business and government	149,037	133,868
Derivative instruments	35,912	32,730
Customers' liability under acceptances	10,958	9,606
Other assets	21,054	15,940
Financial liabilities at amortised cost [member]
Deposits
Personal	205,461	199,593
Business and government	334,632	301,546
Bank	20,246	17,011
Secured borrowings	41,539	39,560
Acceptances	10,961	9,649
Cash collateral on securities lent	2,463	1,824
Obligations related to securities sold under repurchase agreements	67,905	54,617
Other liabilities	16,854	15,282
Subordinated indebtedness	5,539	5,712
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	32,101	30,508
Obligations related to securities sold short	22,790	15,963
Other liabilities	113	133
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	8,471	2,559
Business and government	9,756	9,880
Secured borrowings	1,053	591
Obligations related to securities sold under repurchase agreements	3,975	17,036
Other liabilities	51	9
Carrying value [member]
Deposits
Personal	213,932	202,152
Business and government	344,388	311,426
Bank	20,246	17,011
Secured borrowings	42,592	40,151
Derivative instruments	32,101	30,508
Acceptances	10,961	9,649
Obligations related to securities sold short	22,790	15,963
Cash collateral on securities lent	2,463	1,824
Obligations related to securities sold under repurchase agreements	71,880	71,653
Other liabilities	17,018	15,424
Subordinated indebtedness	5,539	5,712
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	56,997	62,518
Securities	161,712	149,599
Cash collateral on securities borrowed	12,368	8,547
Securities purchased under resale agreements	67,572	65,595
Loans
Residential mortgages	249,786	222,920
Personal	41,114	41,452
Credit card	10,509	10,722
Business and government	148,960	134,097
Derivative instruments	35,912	32,730
Customers' liability under acceptances	10,958	9,606
Other assets	21,054	15,940
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	311	553
Loans
Residential mortgages	(1,460)	2,118
Personal	(15)	62
Business and government	(77)	229
Financial liabilities at fair value [member]
Deposits
Personal	213,949	202,345
Business and government	345,533	312,279
Bank	20,246	17,011
Secured borrowings	42,838	40,586
Derivative instruments	32,101	30,508
Acceptances	10,961	9,649
Obligations related to securities sold short	22,790	15,963
Cash collateral on securities lent	2,463	1,824
Obligations related to securities sold under repurchase agreements	71,880	71,653
Other liabilities	17,018	15,424
Subordinated indebtedness	5,820	5,993
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	17	193
Business and government	1,145	853
Secured borrowings	246	435
Subordinated indebtedness	$ 281	$ 281